Other Long-term Liabilities (Schedule of Other Long-Term Liabilities) (Details) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other long-term liabilities [Abstract]
Government authorities		€ 209	€ 239
Derivatives		3,362	4,312
Forward contracts	[1]	1,730
Liabilities for employees benefits		19	4
Other long-term liabilities		€ 5,320	€ 4,555

[1]	The Company closed euro/USD forward contracts with an accumulated loss of approximately 1,730 thousand (approximately $1,982) that are expected to be received between 2021 and 2022 (depending on the relevant dates of the forward positions).